Operating Leases (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 16, 2024	Aug. 01, 2023
Monthly rent payment			$ 8,505
Annually rent payment			$ 102,060
Premises allowance				$ 253,000		$ 253,000
Amount receivable								$ 253,000
Reimbursement receivable						253,000		$ 253,000
ROU assets	$ 473,984			473,984		575,227			$ 663,875
Operating lease liabilities	720,468			720,468		887,028			642,523
Rental expense for operating leases	$ 66,667	$ 36,971		$ 158,065	$ 97,815	$ 138,266	$ 53,344
ROU assets									$ 663,875
Lease One [Member]
Operating Lease, Weighted Average Remaining Lease Term	2 years 2 months 12 days			2 years 2 months 12 days		2 years 10 months 24 days
Lease Two [Member]
Operating Lease, Weighted Average Remaining Lease Term	4 years 2 months 12 days			4 years 2 months 12 days		4 years 10 months 24 days
Chicago [Member]
Borrowing rate				4.57%		4.57%
IOWA
Borrowing rate				4.24%		4.24%